Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

(11) Commitments and Contingencies

(a) Licenses and Supply Agreements

In June 2017, the Company acquired the exclusive global rights to two novel neuromuscular blocking agents (“NMBs”) and a proprietary reversal agent from Cornell University (“Cornell”). The NMBs and reversal agent are referred to herein as the NMB Related Compounds. The NMB Related Compounds include one novel intermediate-acting NMB that has initiated Phase I clinical trials and two other agents, a novel short-acting NMB, and a rapid-acting reversal agent specific to these NMBs. The Company is obligated to make: (i) an annual license maintenance fee payment to Cornell in the remaining range of $70 to $125 until the first commercial sale of the NMB Related Compounds; and (ii) milestone payments to Cornell upon the achievement of certain milestones, up to a maximum, for each NMB Related Compound, of $5,000 for U.S. regulatory approval and commercialization milestones and $3,000 for European regulatory approval and commercialization milestones. The Company is obligated to pay Cornell royalties on net sales of the NMB Related Compound at a rate ranging from low to mid-single digits, depending on the applicable NMB Related Compounds and whether there is a valid patent claim in the applicable country, subject to an annual minimum royalty amount. Further, the Company reimburses Cornell for its ongoing patent costs related to prosecution and maintenance of the patents related to the Cornell patents for the NMB Related Compounds. Through December 31, 2022, no such milestones have been achieved.

(b) Contingent Consideration for the Alkermes Transaction

On April 10, 2015, Societal CDMO, Inc. (“Societal CDMO”), formerly Recro Pharma, Inc., completed the acquisition of a manufacturing facility in Gainesville, Georgia and the licensing and commercialization rights to ANJESO (the “Alkermes Transaction”). Pursuant to the purchase and sale agreement and subsequent amendment with Alkermes, as amended, governing the Alkermes Transaction, the Company agreed to pay to Alkermes up to an additional $140,000 in milestone payments including $60,000 upon regulatory approval payable over a seven-year period, as well as net sales milestones related to ANJESO and royalties on future product sales of ANJESO.

On March 29, 2023, the Company entered into the Transfer Agreement. Under the terms of the Transfer Agreement, the Company transferred the Assets to Alkermes. The Company also withdrew the NDA related to ANJESO and agreed, if elected by Alkermes at a later date, to transfer such withdrawn NDA to Alkermes at no additional cost. As a result, contingent consideration is included in current and non-current liabilities of discontinued operations (see Note 4).

Additionally, under the Transfer Agreement, the Company granted Alkermes a non-exclusive, perpetual and irrevocable, royalty-free and fully paid-up worldwide license, to the additional intellectual property owned by the Company necessary to or useful to exploit ANJESO. In consideration of the transfer of the Assets, the parties agreed to the termination of (i) the Purchase and Sale Agreement, dated March 7, 2015, (ii) the Asset Transfer and License Agreement, dated April 10, 2015; and (iii) the Development, Manufacturing and Supply Agreement, dated as of July 10, 2015. In connection with the termination of the ANJESO Agreements, no further payments of any kind pursuant to the ANJESO Agreements will be payable by the Company to Alkermes.

Historically, the contingent consideration consisted of four separate components. The first component was (i) a $5,000 payment made in the first quarter of 2019 and (ii) a $5,000 payment made in the second quarter of 2019. The second components became payable upon regulatory approval in February 2020 and included (i) a $5,000 payment, which was paid in three installments during 2020 and 2021, and (ii) $45,000 payable in seven equal annual payments of approximately $6,400 beginning on the first anniversary of such approval, of which the first payment was made in the first quarter of 2021. The Company paid $1,200 of the second payment in 2022. The third component consisted of three potential payments, based on the achievement of specified annual revenue targets. The fourth component consists of a royalty payment between 10% and 12% (subject to a 30% reduction when no longer covered by patent) for a defined term on future ANJESO net sales, which was paid quarterly.

(c) Litigation

The Company is involved, from time to time, in various claims and legal proceedings arising in the ordinary course of its business. The Company accrues for any legal costs as they are incurred. Except as disclosed below, the Company is not currently a party to any such claims or proceedings that, if decided adversely to it, would either individually or in the aggregate have a material adverse effect on its business, financial condition or results of operations. In connection with the Separation, the Company accepted assignment by Societal CDMO of all of Societal CDMO’s obligations in connection with a securities class action lawsuit (the “Securities Litigation”) and agreed to indemnify Societal CDMO for all liabilities related to the Securities Litigation.

On May 31, 2018, the Securities Litigation was filed against Societal CDMO and certain of Societal CDMO’s officers and directors in the U.S. District Court for the Eastern District of Pennsylvania (Case No. 2:18-cv-02279-MMB) that purported to state a claim for alleged violations of Section 10(b) and 20(a) of the Exchange Act and Rule 10(b)(5) promulgated thereunder, based on statements made by Societal CDMO concerning the NDA for ANJESO. The complaint seeks unspecified damages, interest, attorneys’ fees, and other costs. On December 10, 2018, the lead plaintiff filed an amended complaint that asserted the same claims and sought the same relief but included new allegations and named additional officers as defendants. On February 8, 2019, Societal CDMO filed a motion to dismiss the amended complaint in its entirety, which the lead plaintiff opposed on April 9, 2019. On May 9, 2019, Societal CDMO filed its response and briefing was completed on the motion to dismiss. In response to questions from the Judge, the parties submitted supplemental briefs with regard to the motion to dismiss the amended complaint during the fall of 2019. On February 18, 2020, the motion to dismiss was granted without prejudice. On April 25, 2020, the plaintiff filed a second amended complaint. Societal CDMO filed a motion to dismiss the second amended complaint on June 18, 2020. The plaintiff filed an opposition to the motion to dismiss on August 17, 2020. On September 16, 2020, Societal CDMO filed a reply in support of the motion to dismiss. On March 1, 2021, Societal CDMO’s second motion to dismiss was denied. On June 21, 2021, the defendants filed an answer and affirmative defenses to the second amended complaint. Since then, the parties have been engaged in discovery, which concluded by March 15, 2022. On September 30, 2021, the plaintiff filed a motion for class certification and appointment of class representative. Societal CDMO filed an opposition to the plaintiff’s motion on November 30, 2021. On January 6, 2022, the plaintiff filed a reply in support of the motion for class certification.

On March 24, 2022, the plaintiff informed the Court that the parties had reached an agreement-in-principle to settle the Securities Litigation and requested that the court stay all deadlines. On May 10, 2022, plaintiff filed an unopposed motion for preliminary approval of the class action settlement. The Court entered an order preliminarily approving the settlement and providing for notice on May 12, 2022. A hearing for final approval of the settlement was held on October 26, 2022, and the settlement was approved in December 2022. The decision had no impact to the financial statements.

(d) Certain Compensation and Employment Agreements

The Company entered into an employment agreement with one of its named executive officers in February 2020. As of December 31, 2022, this employment agreement provided for, among other things, annual base salary in an aggregate amount of not less than $927, from that date through June 2024.